Basis of Preparation and Significant Accounting Policies - Additional Information (Detail) - EUR (€) € in Millions	Aug. 24, 2023	Jun. 30, 2023
Disclosure of significant accounting policies [line items]
Common stock shares subscription		€ 9.8
Events After Reporting Period [Member]
Disclosure of significant accounting policies [line items]
Common stock shares subscription	€ 9.8
Proceeds from issuing shares	€ 2.0